Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2022	$ 1	$ 135		$ 56,503,616	$ (57,968,822)	$ (1,465,070)
Balance, shares at Jan. 31, 2022	102,000	13,458,752
Issuance of common stock and warrants in private placement				5,000		5,000
Issuance of common stock and warrants in private placement, shares		13,298
Issuance of common stock and warrants in private placement and warrant exercises, related party				3,000		3,000
Issuance of common stock and warrants in private placement and warrant exercises, related party, shares		23,812
Issuance of common shares pursuant to investment agreement		$ 14	(16,368)	203,384		187,030
Issuance of common shares pursuant to investment agreement, shares		1,429,804
Shares issued for conversion of notes		$ 24		374,616		374,640
Shares issued for conversion of notes, shares		2,424,896
Shares issued to settle liabilities, related party		$ 1		18,649		18,650
Shares issued to settle liabilities, related party, shares		146,597
Cashless exercise of options		$ 7	(101,100)	101,093
Cashless exercise of options, shares		674,000
Stock based compensation		$ 5		276,687		276,692
Stock based compensation, shares		500,000
Options issued related to settlement agreement				44,707		44,707
Reclass of APIC to derivative liabilities for tainted warrants				(734,294)		(734,294)
Resolution of derivative liabilities due to debt conversions and untainted warrants				144,764		144,764
Net income (loss)					565,595	565,595
Issuance of common stock and warrants for equipment
Cashless exercise of options, shares						674,000
Balance at Jan. 31, 2023	$ 1	$ 186	(117,468)	56,941,222	(57,403,227)	$ (579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Shares issued for conversion of notes		$ 13		70,930		70,943
Shares issued for conversion of notes, shares		1,251,270
Stock based compensation				19,265		19,265
Resolution of derivative liabilities due to debt conversions and untainted warrants				43,931		43,931
Net income (loss)					(118,579)	(118,579)
Receipt of subscription receivable			16,368			16,368
Cashless exercise of options		$ 3	(16,750)	16,747
Cashless exercise of options, shares		250,000
Balance at Apr. 30, 2023	$ 1	$ 202	(117,850)	57,092,095	(57,521,806)	(547,358)
Balance, shares at Apr. 30, 2023	102,000	20,172,429
Balance at Jan. 31, 2023	$ 1	$ 186	(117,468)	56,941,222	(57,403,227)	(579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Net income (loss)						(321,958)
Balance at Jul. 31, 2023	$ 1	$ 218	(118,232)	57,223,703	(57,725,185)	(619,495)
Balance, shares at Jul. 31, 2023	102,000	21,673,699
Balance at Jan. 31, 2023	$ 1	$ 186	(117,468)	56,941,222	(57,403,227)	(579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Issuance of common stock and warrants in private placement	$ 4	$ 240		1,007,669		1,007,913
Issuance of common stock and warrants in private placement, shares	413,781	23,962,393
Shares issued for conversion of notes		$ 57		233,224		233,281
Shares issued for conversion of notes, shares		5,666,917
Cashless exercise of options		$ 3	(16,750)	16,747
Cashless exercise of options, shares		250,000
Stock based compensation		$ 10		167,943		167,953
Stock based compensation, shares		978,300
Resolution of derivative liabilities due to debt conversions and untainted warrants				158,208		158,208
Net income (loss)					(4,080,258)	(4,080,258)
Receipt of subscription receivable			16,368			16,368
Issuance of common stock and warrants for settlement of liability	$ 2			11,112		11,114
Issuance of common stock and warrants for settlement of liability, shares	234,219
Issuance of common stock and warrants for equipment				1,908		1,908
Issuance of common stock and warrants for equipment, shares		35,092
Shares exchanged	$ (2)	$ 2
Shares exchanged, shares	(250,000)	250,000
Cashless exercise of options, shares
Balance at Jan. 31, 2024	$ 5	$ 498	(117,850)	58,538,033	(61,483,485)	$ (3,062,799)
Balance, shares at Jan. 31, 2024	500,000	49,813,861
Balance at Apr. 30, 2023	$ 1	$ 202	(117,850)	57,092,095	(57,521,806)	(547,358)
Balance, shares at Apr. 30, 2023	102,000	20,172,429
Issuance of common stock and warrants in private placement			16,368			16,368
Shares issued for conversion of notes		$ 3	(16,750)	16,747
Shares issued for conversion of notes, shares		250,000
Stock based compensation		$ 13		70,930		70,943
Stock based compensation, shares		1,251,270
Resolution of derivative liabilities due to debt conversions and untainted warrants				43,931		43,931
Net income (loss)					(203,379)	(203,379)
Balance at Jul. 31, 2023	$ 1	$ 218	(118,232)	57,223,703	(57,725,185)	(619,495)
Balance, shares at Jul. 31, 2023	102,000	21,673,699
Balance at Jan. 31, 2024	$ 5	$ 498	(117,850)	58,538,033	(61,483,485)	(3,062,799)
Balance, shares at Jan. 31, 2024	500,000	49,813,861
Stock based compensation				77,626		77,626
Net income (loss)					311,381	311,381
Cashless exercise of options		$ 1		(1)
Cashless exercise of options, shares		70,002
Settlement of subscription receivable			16,750			16,750
Balance at Apr. 30, 2024	$ 5	$ 499	(101,100)	58,615,658	(61,172,104)	(2,657,042)
Balance, shares at Apr. 30, 2024	500,000	49,883,863
Balance at Jan. 31, 2024	$ 5	$ 498	(117,850)	58,538,033	(61,483,485)	(3,062,799)
Balance, shares at Jan. 31, 2024	500,000	49,813,861
Shares issued for conversion of notes, shares		185,381
Net income (loss)						$ 1,460,526
Cashless exercise of options, shares						75,000
Balance at Jul. 31, 2024	$ 5	$ 501	(101,100)	55,510,051	(60,022,959)	$ (4,613,502)
Balance, shares at Jul. 31, 2024	500,000	50,069,244
Balance at Apr. 30, 2024	$ 5	$ 499	(101,100)	58,615,658	(61,172,104)	(2,657,042)
Balance, shares at Apr. 30, 2024	500,000	49,883,863
Shares issued for conversion of notes		$ 2		34,998		35,000
Shares issued for conversion of notes, shares		185,381
Stock based compensation				173,569		173,569
Reclass of APIC to derivative liabilities for tainted warrants				(3,331,913)		(3,331,913)
Resolution of derivative liabilities due to debt conversions and untainted warrants				17,739		17,739
Net income (loss)					1,149,145	1,149,145
Balance at Jul. 31, 2024	$ 5	$ 501	$ (101,100)	$ 55,510,051	$ (60,022,959)	$ (4,613,502)
Balance, shares at Jul. 31, 2024	500,000	50,069,244